Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 18, 2022
Entity Registrant Name	FPA FUNDS TRUST
Entity Central Index Key	0000924727
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 18, 2022
Document Effective Date	Feb. 18, 2022
Prospectus Date	Apr. 30, 2021
Institutional Class Prospectus | FPA Crescent Fund | Institutional Class
Prospectus:
Trading Symbol	FPACX
Supra Institutional Class Prospectus | FPA Crescent Fund | Supra Institutional Class
Prospectus:
Trading Symbol	FPCSX